Neuberger Berman Equity Funds®
Neuberger Berman Large Cap Value Fund (“Large Cap Value Fund”)
Class A, Class C, Institutional Class, Advisor Class, Investor Class, Trust Class, Class R3, Class R6 and Class E

Supplement to the Prospectuses, each dated December 17, 2021, as amended and supplemented (each a “Prospectus”)

Effective immediately, the following changes apply to the Prospectuses for Large Cap Value Fund:

(1)	The first three paragraphs of the section titled “Portfolio Holdings Policy” in the Prospectus for Class A, Class C and Institutional Class are hereby deleted and replaced with the following:

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

The complete portfolio holdings for each Fund are available at www.nb.com/holdings (click on the tab with the name of the relevant Fund). The complete portfolio holdings for each Fund (except Genesis Fund, Greater China Equity Fund, Large Cap Value Fund, Multi-Cap Opportunities Fund and U.S. Equity Impact Fund) are generally posted 15-30 days after each month-end. The complete portfolio holdings for Genesis Fund, Large Cap Value Fund, Multi-Cap Opportunities Fund and U.S. Equity Impact Fund are generally posted 15-30 days after the end of each calendar quarter. The complete portfolio holdings for Greater China Equity Fund are generally posted 45 days after the end of each calendar quarter.

Each Fund’s (except Genesis Fund’s, Greater China Equity Fund’s, Large Cap Value Fund’s, Multi-Cap Opportunities Fund’s and U.S. Equity Impact Fund's) complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Genesis Fund’s, Greater China Equity Fund’s, Large Cap Value Fund’s, Multi-Cap Opportunities Fund’s and U.S. Equity Impact Fund's complete portfolio holdings will remain available at this website until the subsequent quarter-end holdings have been posted. Complete portfolio holdings for the Funds will also be available in reports on Form N-PORT and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

(2)
The first three paragraphs of the section titled “Portfolio Holdings Policy” in the Prospectuses for Adviser Class, Trust Class, Investor Class and Class R6 are hereby deleted and replaced with the following:

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

The complete portfolio holdings for each Fund are available at www.nb.com/holdings (click on the tab with the name of the relevant Fund). The complete portfolio holdings for each Fund (except Genesis Fund and Large Cap Value Fund) are generally posted 15-30 days after each month-end. The complete portfolio holdings for Genesis Fund and Large Cap Value Fund are generally posted 15-30 days after the end of each calendar quarter.

Each Fund’s (except Genesis Fund’s and Large Cap Value Fund’s) complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Genesis Fund’s and Large Cap Value Fund’s complete portfolio holdings will remain available at this website until the subsequent quarter-end holdings have been posted. Complete portfolio holdings for the Funds will also be available in reports on Form N-PORT and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

(3)	The first three paragraphs of the section titled “Portfolio Holdings Policy” in the Prospectus for Class R3 are hereby deleted and replaced with the following:

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

The complete portfolio holdings for each Fund are available at www.nb.com/holdings (click on the tab with the name of the relevant Fund). The complete portfolio holdings for each Fund (except Large Cap Value Fund) are generally posted 15-30 days after each month-end. The complete portfolio holdings for Large Cap Value Fund are generally posted 15-30 days after the end of each calendar quarter.

Each Fund’s (except Large Cap Value Fund’s) complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Large Cap Value Fund’s complete portfolio holdings will remain available at this website until the subsequent quarter-end holdings have been posted. Complete portfolio holdings for the Funds will also be available in reports on Form N-PORT and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

(4)	The first three paragraphs of the section titled “Portfolio Holdings Policy” in the Prospectus for Class E are hereby deleted and replaced with the following:

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

The complete portfolio holdings for each Fund are available at www.nb.com/holdings (click on the tab with the name of the relevant Fund). The complete portfolio holdings for each Fund (except Genesis Fund, Large Cap Value Fund and Multi-Cap Opportunities Fund) are generally posted 15-30 days after each month-end. The complete portfolio holdings for Genesis Fund, Large Cap Value Fund and Multi-Cap Opportunities Fund are generally posted 15-30 days after the end of each calendar quarter.

Each Fund’s (except Genesis Fund’s, Large Cap Value Fund’s and Multi-Cap Opportunities Fund’s) complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Genesis Fund’s, Large Cap Value Fund’s and Multi-Cap Opportunities Fund’s complete portfolio holdings will remain available at this website until the subsequent quarter-end holdings have been posted. Complete portfolio holdings for the Funds will also be available in reports on Form N-

PORT and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

The date of this supplement is January 10, 2022.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com